Note 13 - Related Party Transactions (Details Textual) - USD ($) $ in Thousands			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 08, 2023	May 01, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in shares)	3,148,288
Director [Member]
Long-Term Debt			$ 175	$ 175	$ 175	$ 175	$ 175	$ 175
Accounts Payable							0	2
Executive Officer [Member] | Consulting Fees [Member]
Accounts Payable							106	56
Related Party Transaction, Amounts of Transaction			$ 140	$ 102	$ 244	$ 223	$ 222	420
Related Party [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in shares)	2,776,861
Related Party [Member] | Consulting Fees [Member]
Stock Issued During Period, Shares, Issued for Services (in shares)		284,964
Conversion of Director Notes Into Common Stock [Member]
Debt Conversion, Original Debt, Amount								$ 320
Debt Conversion, Converted Instrument, Shares Issued (in shares)								106,612